Stockholders' Equity - Additional Information (Details)			3 Months Ended					6 Months Ended	12 Months Ended
		Mar. 06, 2023 $ / shares shares	Mar. 31, 2023 USD ($) Vote $ / shares shares	Dec. 31, 2022 USD ($) Vote $ / shares shares	Sep. 30, 2022 shares	Jun. 30, 2022 shares	Mar. 31, 2022 shares	Jun. 30, 2021 shares	Dec. 31, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Aug. 01, 2022 USD ($) $ / shares	Dec. 31, 2021 $ / shares shares	Jul. 02, 2021 shares
Class Of Stock [Line Items]
Preferred stock, authorized			1,000,000	1,000,000					1,000,000				1,000,000
Preferred stock, par value | $ / shares			$ 0.0001	$ 0.0001					$ 0.0001				$ 0.0001
Preferred stock, issued			0	0					0				0
Preferred stock, outstanding			0	0					0				0
Common stock, par value | $ / shares												$ 0.0001
Shares, outstanding	[1]			470,756,961					470,756,961
Increase in equity | $			$ 194,000,000						$ 141,000,000
Additional paid-in-capital deferred tax assets | $			18,000,000						3,000,000
Common stock repurchase, authorized amount | $												$ 100,000,000
Remaining authorized amount for future share repurchase program | $			78,000,000	$ 88,000,000					88,000,000
Additional paid-in-capital deferred tax liabilities | $									$ 12,000,000
Common Class A
Class Of Stock [Line Items]
Common units/stock voting rights									Each holder of Class A common units is entitled to one vote per unit.
Common Class A-1 Units
Class Of Stock [Line Items]
Common units/stock voting rights									Holders of Class A-1 common units are not entitled to voting rights.
Common Class B Units
Class Of Stock [Line Items]
Common units/stock voting rights									Holders of Class B common units are not entitled to voting rights.
Tax Receivable Agreement Liability
Class Of Stock [Line Items]
Additional TRA liabilities | $			$ 67,000,000						$ 43,000,000
Alight Holdings
Class Of Stock [Line Items]
Preferred stock, authorized			1,000,000	1,000,000					1,000,000
Preferred stock, par value | $ / shares			$ 0.0001	$ 0.0001					$ 0.0001
Preferred stock, issued			0	0					0
Preferred stock, outstanding			0	0					0
Alight Holdings | Common Class A
Class Of Stock [Line Items]
Common units granted								0		0
Alight Holdings | Common Class A-1 Units
Class Of Stock [Line Items]
Common units granted								643		0
Alight Holdings | Common Class B Units
Class Of Stock [Line Items]
Common units granted								0		7,459	2,587
Class A Common Stock
Class Of Stock [Line Items]
Common stock, shares issued			497,234,220	478,340,245					478,340,245				464,103,972
Common stock, shares outstanding				478,340,245					478,340,245				464,103,972
Common stock, par value | $ / shares				$ 0.0001					$ 0.0001				$ 0.0001
Common stock, shares authorized				1,000,000,000					1,000,000,000				1,000,000,000
Conversion of stock			19,345,591						13,978,222
Number of shares repurchased			1,148,435						1,506,385
Total cost | $			$ 10,000,000						$ 12,000,000
Class A Common Stock | Secondary Offering
Class Of Stock [Line Items]
Number of shares issued		46,000,000
Public offering price | $ / shares		$ 9
Number of days option to underwriter to purchase additional common shares		30 days
Class A Common Stock | Over-Allotment Option
Class Of Stock [Line Items]
Number of shares issued		6,900,000
Class A Common Stock | Alight Holdings
Class Of Stock [Line Items]
Common stock, shares issued			497,200,000	478,300,000					478,300,000
Common stock, shares outstanding			497,200,000	478,300,000					478,300,000
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001					$ 0.0001
Common stock, shares authorized			1,000,000,000	1,000,000,000					1,000,000,000
Unvested Class A common stock
Class Of Stock [Line Items]
Common stock, shares issued				7,583,284					7,583,284
Common stock, shares outstanding			6,992,844	7,583,284					7,583,284
Common stock, par value | $ / shares				$ 0.0001					$ 0.0001
Class B Common Stock
Class Of Stock [Line Items]
Common stock, shares issued				9,980,906					9,980,906				9,980,906
Common stock, shares outstanding				9,980,906					9,980,906				9,980,906
Common stock, par value | $ / shares				$ 0.0001					$ 0.0001				$ 0.0001
Issuance of common units			14,999,998						14,999,998
Common stock, shares authorized				20,000,000					20,000,000				20,000,000
Class B Common Stock | Alight Holdings
Class Of Stock [Line Items]
Common stock, shares issued			10,000,000	10,000,000					10,000,000
Common stock, shares outstanding			10,000,000	10,000,000					10,000,000
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001					$ 0.0001
Common stock, shares authorized			20,000,000	20,000,000					20,000,000
Unvested Common Class B
Class Of Stock [Line Items]
Issuance of employee compensation			764,301						797,386
Class B-1 Common Stock
Class Of Stock [Line Items]
Common stock, shares issued			4,990,453	4,990,453					4,990,453
Common stock, shares outstanding				4,990,453					4,990,453
Common stock, par value | $ / shares				$ 0.0001					$ 0.0001
Common stock shares related to employee compensation, unvested			382,151	398,693					398,693
Common stock conversion, description			Class B-1 Common Stock vest and automatically convert into shares of Class A Common Stock on a 1-for-1 basis if the volume weighted average price (“VWAP”) of the shares of Class A Common Stock equals or exceeds $12.50 per share for 20 or more trading days within a consecutive 30-trading day period (or in the event of a change of control or liquidation event that implies a $12.50 per share valuation on a diluted basis).						Class B-1 common shares vest and automatically convert into shares of Class A Common Stock on a 1-for-1 basis if the volume weighted average price (“VWAP”) of the Class A common shares equals or exceeds $12.50 per share for 20 or more trading days within a consecutive 30-trading day period (or in the event of a change of control or liquidation event that implies a $12.50 per share valuation on a diluted basis).
Common stock shares conversion ratio									1
Common stock shares convertible stock price trigger | $ / shares			$ 12.5						$ 12.5
Common stock shares convertible threshold trading days			20 days						20 days
Common stock shares convertible threshold consecutive trading days			30 days						30 days
Common stock shares convertible stock valuation price on diluted basis | $ / shares			$ 12.5						$ 12.5
Class B-1 Common Stock | Alight Holdings
Class Of Stock [Line Items]
Common stock, shares issued				2,509,546					2,509,546
Common stock conversion, description									Class B-1 common units vest and automatically convert into Class A common units of Alight Holdings on a 1-for-1 basis if the VWAP of the Class A common shares equals or exceeds $12.50 per share for 20 or more trading days within a consecutive 30-trading day period (or in the event of a change of control or liquidation event that implies a $12.50 per share valuation on a diluted basis).
Common stock shares conversion ratio									1
Common stock shares convertible stock price trigger | $ / shares									$ 12.5
Common stock shares convertible threshold trading days									20 days
Common stock shares convertible threshold consecutive trading days									30 days
Common stock shares convertible stock valuation price on diluted basis | $ / shares									$ 12.5
Class B-1 Common Units | Alight Holdings
Class Of Stock [Line Items]
Common stock, shares issued			2,509,546
Common stock conversion, description			Class B-1 common units vest and automatically convert into Class A common units of Alight Holdings on a 1-for-1 basis if the VWAP of the shares of Class A Common Stock equals or exceeds $12.50 per share for 20 or more trading days within a consecutive 30-trading day period (or in the event of a change of control or liquidation event that implies a $12.50 per share valuation on a diluted basis).
Common stock shares convertible stock price trigger | $ / shares			$ 12.5
Common stock shares convertible threshold trading days			20 days
Common stock shares convertible threshold consecutive trading days			30 days
Common stock shares convertible stock valuation price on diluted basis | $ / shares			$ 12.5
Class B-2 Common Stock
Class Of Stock [Line Items]
Common stock, shares issued			4,990,453	4,990,453					4,990,453
Common stock, shares outstanding				4,990,453					4,990,453
Common stock, par value | $ / shares				$ 0.0001					$ 0.0001
Common stock shares related to employee compensation, unvested			382,151	398,693					398,693
Common stock conversion, description			Class B-2 Common Stock vest and automatically convert into shares of Class A Common Stock on a 1-for-1 basis if the VWAP of the shares of Class A Common Stock equals or exceeds $15.00 per share for 20 or more trading days within a consecutive 30-trading day period (or in the event of a change of control or liquidation event that implies a $15.00 per share valuation on a diluted basis).						Class B-2 common shares vest and automatically convert into shares of Class A common shares on a 1-for-1 basis if the VWAP of the Class A common shares equals or exceeds $15.00 per share for 20 or more trading days within a consecutive 30-trading day period (or in the event of a change of control or liquidation event that implies a $15.00 per share valuation on a diluted basis).
Common stock shares conversion ratio									1
Common stock shares convertible stock price trigger | $ / shares			$ 15						$ 15
Common stock shares convertible threshold trading days			20 days						20 days
Common stock shares convertible threshold consecutive trading days			30 days						30 days
Common stock shares convertible stock valuation price on diluted basis | $ / shares			$ 15						$ 15
Class B-2 Common Stock | Alight Holdings
Class Of Stock [Line Items]
Common stock, shares issued				2,509,546					2,509,546
Common stock conversion, description									Class B-2 common units vest and automatically convert into Class A common units of Alight Holdings on a 1-for-1 basis if the VWAP of the Class A common shares equals or exceeds $15.00 per share for 20 or more trading days within a consecutive 30-trading day period (or in the event of a change of control or liquidation event that implies a $15.00 per share valuation on a diluted basis).
Common stock shares conversion ratio									1
Common stock shares convertible stock price trigger | $ / shares									$ 15
Common stock shares convertible threshold trading days									20 days
Common stock shares convertible threshold consecutive trading days									30 days
Common stock shares convertible stock valuation price on diluted basis | $ / shares									$ 15
Class B-2 Common Units | Alight Holdings
Class Of Stock [Line Items]
Common stock, shares issued			2,509,546
Common stock, shares outstanding				2,509,546					2,509,546
Common stock conversion, description			Class B-2 common units vest and automatically convert into Class A common units of Alight Holdings on a 1-for-1 basis if the VWAP of the shares of Class A Common Stock equals or exceeds $15.00 per share for 20 or more trading days within a consecutive 30-trading day period (or in the event of a change of control or liquidation event that implies a $15.00 per share valuation on a diluted basis).
Common stock shares convertible stock price trigger | $ / shares			$ 15
Common stock shares convertible threshold trading days			20 days
Common stock shares convertible threshold consecutive trading days			30 days
Common stock shares convertible stock valuation price on diluted basis | $ / shares			$ 15
Class B-3 Common Stock
Class Of Stock [Line Items]
Common stock, shares issued			0	0					0
Common stock, shares outstanding			0	0					0
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001					$ 0.0001
Common stock, shares authorized			10,000,000	10,000,000					10,000,000
Class V Common Stock
Class Of Stock [Line Items]
Common stock, shares issued			44,135,874	63,481,465					63,481,465				77,459,687
Common stock, shares outstanding				63,481,465					63,481,465				77,459,687
Common stock, par value | $ / shares				$ 0.0001					$ 0.0001				$ 0.0001
Common stock shares conversion ratio			1						1
Common stock, shares authorized				175,000,000					175,000,000				175,000,000
Common shares, votes per share | Vote			1	1					1
Shares, outstanding			44,135,874	63,481,465	75,800,317	75,886,716	76,220,431		63,481,465				77,459,687
Conversion of stock			(19,345,591)	(12,318,852)	(86,399)	(333,715)	(1,239,256)
Class V Common Stock | Alight Holdings
Class Of Stock [Line Items]
Common stock, shares issued			44,100,000	63,500,000					63,500,000
Common stock, shares outstanding			44,100,000	63,500,000					63,500,000
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001					$ 0.0001
Common stock, shares authorized			175,000,000	175,000,000					175,000,000
Class Z Common Stock
Class Of Stock [Line Items]
Common stock, shares issued			5,197,081	5,595,577					5,595,577				5,595,577	8,671,507
Common stock, shares outstanding				5,595,577					5,595,577				5,595,577
Common stock, par value | $ / shares				$ 0.0001					$ 0.0001				$ 0.0001
Common stock, shares authorized				12,900,000					12,900,000				12,900,000
Shares, outstanding			5,197,081	5,595,577	5,595,577	5,595,577	5,595,577		5,595,577				5,595,577
Class Z Common Stock | Alight Holdings
Class Of Stock [Line Items]
Common stock, shares issued			5,200,000	5,200,000					5,200,000
Common stock, shares outstanding			5,200,000	5,200,000					5,200,000
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001					$ 0.0001
Common stock, shares authorized			12,900,000	12,900,000					12,900,000
Class Z-A Common Stock
Class Of Stock [Line Items]
Common stock, shares issued			4,663,187	5,046,819					5,046,819
Common stock, shares outstanding				5,046,819					5,046,819
Common stock, par value | $ / shares				$ 0.0001					$ 0.0001
Class Z-B-1 Common Stock
Class Of Stock [Line Items]
Common stock, shares issued			266,947	274,379					274,379
Common stock, shares outstanding				274,379					274,379
Common stock, par value | $ / shares				$ 0.0001					$ 0.0001
Class Z-B-2 Common Stock
Class Of Stock [Line Items]
Common stock, shares issued			266,947	274,379					274,379
Common stock, shares outstanding				274,379					274,379
Common stock, par value | $ / shares				$ 0.0001					$ 0.0001
Class Z Common Units
Class Of Stock [Line Items]
Common stock, shares issued			2,856,875	3,075,930					3,075,930
Common stock, shares outstanding				3,075,930					3,075,930
Class Z-A Common Units
Class Of Stock [Line Items]
Common stock, shares issued			2,563,387	2,774,272					2,774,272
Common stock, shares outstanding				2,774,272					2,774,272
Class Z-B-1 Common Units
Class Of Stock [Line Items]
Common stock, shares issued			146,744	150,829					150,829
Common stock, shares outstanding				150,829					150,829
Class Z-B-2 Common Units
Class Of Stock [Line Items]
Common stock, shares issued				150,829					150,829
Common stock, shares outstanding			146,744	150,829					150,829
Class A Units
Class Of Stock [Line Items]
Common stock, shares outstanding			541,370,094	541,821,710					541,821,710
Shares, outstanding			497,234,220	478,340,245					478,340,245
Held by non controlling interest			44,135,874						63,481,465

[1]	Does not include 7,583,284 of unvested Class A common shares as of December 31, 2022.